Segment Reporting - Schedule of Segment Reporting (Details) - USD ($)	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Total revenue	$ 18,219,959	$ 16,396,018
PRC [Member]
Total revenue	15,461,801	11,192,324
Overseas [Member]
Total revenue	$ 2,758,158	$ 5,203,694